Investment contracts without discretionary participating features	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Investment contracts without discretionary participating features
13. Investment contracts without discretionary participating features

EUR millions	June 30, 2024	December 31, 2023
Investment contracts without DPF where Aegon bears the risk	10,933	10,222
Investment contracts without DPF where policyholders bear the risk	73,494	65,044
Total investment contracts without DPF	84,427	75,266
Investment contracts without discretionary participation features where Aegon bears the risk.

EUR millions	1H 2024	FY 2023

Opening balance	10 222	9 597

Deposits	791	1 606

Withdrawals	(752)	(1 405)

Interest credited	138	221

Net exchange differences	317	(345)

Transfer to/from other headings	279	567

Other	(61)	(18)

Closing balance	10 933	10 222

Investment contracts without discretionary participation features where policyholder bears the risk.

EUR millions	1H 2024	FY 2023

Opening balance	65 044	55 631

Gross premium and deposits – existing and new business	7 463	12 648

Withdrawals	(4 973)	(9 840)

Interest credited	4 939	7 636

Fund charges released	(177)	(313)

Net exchange differences	1 706	(40)

Transfer to/from other headings	(510)	(680)

Other	1	2

Closing balance	73 494	65 044